Derivatives	6 Months Ended
Jun. 30, 2019
Derivatives.
Derivatives

Note 6. Derivatives

Derivatives by categories

	June 30, 2019			December 31, 2018
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	4,460	12,649	291,255	3,842	10,207	280,808
Currency-related contracts	2,773	7,331	166,190	2,630	8,799	162,870
Equity-related contracts	417	1,402	21,578	57	2,755	16,014
Contracts related to commodities, credit risk, etc.	—	172	-1,595	—	173	-1,920
Total derivatives	7,650	21,554	477,428	6,529	21,934	457,772

In accordance with SEK’s policies with regard to counterparty, interest rate, currency exchange, and other exposures, SEK uses, and is a party to, different kinds of derivative instruments, mostly various interest rate-related and currency exchange-related contracts, primarily to hedge risk exposure inherent in financial assets and liabilities. These contracts are carried at fair value in the statements of financial position on a contract-by-contract basis.